NATIONWIDE VARIABLE INSURANCE TRUST

American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth Fund
American Funds NVIT Growth-Income Fund

Supplement dated June 11, 2014 to the
Statement of Additional Information dated April 30, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective June 10, 2014, Ms. Lydia Micheaux Marshall serves as a Trustee to the Nationwide Variable Insurance Trust (the “Trust”).  Ms. Marshall is considered an “interested person” of the Trust (as defined by the Investment Company Act of 1940).

2. The first sentence of the first paragraph under “Management Information” on page 33 of the SAI is deleted and replaced with the following:

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.”  Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.”

3. The following information is added to the table under the “Trustees and Officers of the Trust” section on page 33 of the SAI:

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia Micheaux Marshall3 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	117
Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies).  Chair and CEO of Versura, Inc. (data processing) since 1999.  Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.  Director of Public Welfare Foundation (non-profit foundation) since 2009.

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

Independent Trustees
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

4. The following replaces the first two sentences under “Board Leadership Structure” on page 40 of the SAI:

The Trustees approve financial arrangements and other agreements between the Funds, on the one hand, and NFA, the subadvisers, or other affiliated parties, on the other hand.

5. The following replaces the last sentence of the last paragraph under “Committees of the Board of Trustees” on page 41 of the SAI:

The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Ms. Jacobs (Chair), Mr. Karlawish and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Marshall, who is an interested person of the Trust, as defined in the 1940 Act.

6. The following is added to the table under “Ownership Shares of Nationwide Funds as of December 31, 2013” on page 41 of the SAI:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Trust	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Lydia Micheaux Marshall	None	None
Independent Trustees

7.           The following replaces the first paragraph under “Compensation of Trustees” on page 42 of the SAI:

The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust.  The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust from all funds in the Fund Complex, before reimbursement of expenses, for the fiscal year ended December 31, 2013. In addition, the table sets forth the total compensation paid to the Trustees from all funds in the Fund Complex for the twelve months ended December 31, 2013. Trust officers receive no compensation from the Trust in their capacity as officers.  The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust.  Accordingly, Ms. Marshall is not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.

8.           Effective March 18, 2014, Ms. Jennifer Tiffany Grinstead serves as Chief Marketing Officer of the Trust.  The following information is added to the table under “Officers of the Trust” on page 39 of the SAI:

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or longer)2
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014
Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.2  From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.2  From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.2

  1           Length of time served includes time served with the Trust’s predecessors.
  2           These positions are held with an affiliated person or principal underwriter of the Fund.

9.           The following information is added to the list of affiliates of the Trust and Nationwide Fund Distributors under “Distributor” on page 53 of the SAI:

Lydia Micheaux Marshall
Jennifer Tiffany Grinstead

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Flexible Fixed Income Fund
NVIT Flexible Moderate Growth Fund

Supplement dated June 11, 2014 to the
Statement of Additional Information dated April 22, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective June 10, 2014, Ms. Lydia Micheaux Marshall serves as a Trustee to the Nationwide Variable Insurance Trust (the “Trust”).  Ms. Marshall is considered an “interested person” of the Trust (as defined by the Investment Company Act of 1940).

2. The first sentence of the first paragraph under “Management Information” on page 50 of the SAI is deleted and replaced with the following:

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.”  Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.”

3. The following information is added to the table under the “Trustees and Officers of the Trust” section on page 50 of the SAI:

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia Micheaux Marshall3 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	117
Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies).  Chair and CEO of Versura, Inc. (data processing) since 1999.  Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.  Director of Public Welfare Foundation (non-profit foundation) since 2009.

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

Independent Trustees
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

4. The following replaces the first two sentences under “Board Leadership Structure” on page 56 of the SAI:

The Trustees approve financial arrangements and other agreements between the Funds, on the one hand, and NFA, the subadvisers, or other affiliated parties, on the other hand.

5. The following replaces the last sentence of the last paragraph under “Committees of the Board of Trustees” on page 58 of the SAI:

The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Ms. Jacobs (Chair), Mr. Karlawish and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Marshall, who is an interested person of the Trust, as defined in the 1940 Act.

6. The following is added to the table under “Ownership Shares of Nationwide Funds as of December 31, 2013” on page 59 of the SAI:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Trust	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Lydia Micheaux Marshall	None	None
Independent Trustees

7.           The following replaces the first paragraph under “Compensation of Trustees” on page 60 of the SAI:

The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust.  The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust from all funds in the Fund Complex, before reimbursement of expenses, for the fiscal year ended December 31, 2013. In addition, the table sets forth the total compensation paid to the Trustees from all funds in the Fund Complex for the twelve months ended December 31, 2013. Trust officers receive no compensation from the Trust in their capacity as officers.  The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust.  Accordingly, Ms. Marshall is not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.

8.           Effective March 18, 2014, Ms. Jennifer Tiffany Grinstead serves as Chief Marketing Officer of the Trust.  The following information is added to the table under “Officers of the Trust” on page 55 of the SAI:

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or longer)2
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014
Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.2  From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.2  From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.2

  1           Length of time served includes time served with the Trust’s predecessors.
  2           These positions are held with an affiliated person or principal underwriter of the Fund.

9.           The following information is added to the list of affiliates of the Trust and Nationwide Fund Distributors under “Distributor” on page 63 of the SAI:

Lydia Micheaux Marshall
Jennifer Tiffany Grinstead

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST

NVIT CardinalSM Aggressive Fund	NVIT Investor Destinations Aggressive Fund
NVIT CardinalSM Moderately Aggressive Fund	NVIT Investor Destinations Moderately Aggressive Fund
NVIT CardinalSM Capital Appreciation Fund	NVIT Investor Destinations Capital Appreciation Fund
NVIT CardinalSM Moderate Fund	NVIT Investor Destinations Moderate Fund
NVIT CardinalSM Balanced Fund	NVIT Investor Destinations Balanced Fund
NVIT CardinalSM Moderately Conservative Fund	NVIT Investor Destinations Moderately Conservative Fund
NVIT CardinalSM Conservative Fund	NVIT Investor Destinations Conservative Fund

Supplement dated June 11, 2014 to the
Statement of Additional Information dated April 30, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective June 10, 2014, Ms. Lydia Micheaux Marshall serves as a Trustee to the Nationwide Variable Insurance Trust (the “Trust”).  Ms. Marshall is considered an “interested person” of the Trust (as defined by the Investment Company Act of 1940).

2. The first sentence of the first paragraph under “Management Information” on page 49 of the SAI is deleted and replaced with the following:

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.”  Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.”

3. The following information is added to the table under the “Trustees and Officers of the Trust” section on page 49 of the SAI:

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia Micheaux Marshall3 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	117
Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies).  Chair and CEO of Versura, Inc. (data processing) since 1999.  Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.  Director of Public Welfare Foundation (non-profit foundation) since 2009.

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

Independent Trustees
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

4. The following replaces the first two sentences under “Board Leadership Structure” on page 55 of the SAI:

The Trustees approve financial arrangements and other agreements between the Funds, on the one hand, and NFA, the subadvisers, or other affiliated parties, on the other hand.

5. The following replaces the last sentence of the last paragraph under “Committees of the Board of Trustees” on page 58 of the SAI:

The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Ms. Jacobs (Chair), Mr. Karlawish and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Marshall, who is an interested person of the Trust, as defined in the 1940 Act.

6. The following is added to the table under “Ownership Shares of Nationwide Funds as of December 31, 2013” on page 58 of the SAI:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Trust	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Lydia Micheaux Marshall	None	None
Independent Trustees

7.           The following replaces the first paragraph under “Compensation of Trustees” on page 59 of the SAI:

The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust.  The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust from all funds in the Fund Complex, before reimbursement of expenses, for the fiscal year ended December 31, 2013. In addition, the table sets forth the total compensation paid to the Trustees from all funds in the Fund Complex for the twelve months ended December 31, 2013. Trust officers receive no compensation from the Trust in their capacity as officers.  The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust.  Accordingly, Ms. Marshall is not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.

8.           Effective March 18, 2014, Ms. Jennifer Tiffany Grinstead serves as Chief Marketing Officer of the Trust.  The following information is added to the table under “Officers of the Trust” on page 55 of the SAI:

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or longer)2
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014
Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.2  From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.2  From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.2

  1           Length of time served includes time served with the Trust’s predecessors.
  2           These positions are held with an affiliated person or principal underwriter of the Fund.

9.           The following information is added to the list of affiliates of the Trust and Nationwide Fund Distributors under “Distributor” on page 63 of the SAI:

Lydia Micheaux Marshall
Jennifer Tiffany Grinstead

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
Lazard NVIT Flexible Opportunistic Strategies Fund

Supplement dated June 11, 2014 to the
Statement of Additional Information dated April 23, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective June 10, 2014, Ms. Lydia Micheaux Marshall serves as a Trustee to the Nationwide Variable Insurance Trust (the “Trust”).  Ms. Marshall is considered an “interested person” of the Trust (as defined by the Investment Company Act of 1940).

2. The first sentence of the first paragraph under “Management Information” on page 43 of the SAI is deleted and replaced with the following:

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.”  Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.”

3. The following information is added to the table under the “Trustees and Officers of the Trust” section on page 43 of the SAI:

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia Micheaux Marshall3 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	117
Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies).  Chair and CEO of Versura, Inc. (data processing) since 1999.  Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.  Director of Public Welfare Foundation (non-profit foundation) since 2009.

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

Independent Trustees
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

4. The following replaces the first two sentences under “Board Leadership Structure” on page 49 of the SAI:

The Trustees approve financial arrangements and other agreements between the Funds, on the one hand, and NFA, the subadvisers, or other affiliated parties, on the other hand.

5. The following replaces the last sentence of the last paragraph under “Committees of the Board of Trustees” on page 50 of the SAI:

The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Ms. Jacobs (Chair), Mr. Karlawish and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Marshall, who is an interested person of the Trust, as defined in the 1940 Act.

6. The following is added to the table under “Ownership Shares of Nationwide Funds as of December 31, 2013” on page 51 of the SAI:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Trust	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Lydia Micheaux Marshall	None	None
Independent Trustees

7.           The following replaces the first paragraph under “Compensation of Trustees” on page 52 of the SAI:

The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust.  The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust from all funds in the Fund Complex, before reimbursement of expenses, for the fiscal year ended December 31, 2013. In addition, the table sets forth the total compensation paid to the Trustees from all funds in the Fund Complex for the twelve months ended December 31, 2013. Trust officers receive no compensation from the Trust in their capacity as officers.  The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust.  Accordingly, Ms. Marshall is not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.

8.           Effective March 18, 2014, Ms. Jennifer Tiffany Grinstead serves as Chief Marketing Officer of the Trust.  The following information is added to the table under “Officers of the Trust” on page 48 of the SAI:

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or longer)2
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014
Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.2  From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.2  From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.2

  1           Length of time served includes time served with the Trust’s predecessors.
  2           These positions are held with an affiliated person or principal underwriter of the Fund.

9.           The following information is added to the list of affiliates of the Trust and Nationwide Fund Distributors under “Distributor” on page 55 of the SAI:

Lydia Micheaux Marshall
Jennifer Tiffany Grinstead

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
Loring Ward NVIT Capital Appreciation Fund
Loring Ward NVIT Moderate Fund

Supplement dated June 11, 2014 to the
Statement of Additional Information dated April 30, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective June 10, 2014, Ms. Lydia Micheaux Marshall serves as a Trustee to the Nationwide Variable Insurance Trust (the “Trust”).  Ms. Marshall is considered an “interested person” of the Trust (as defined by the Investment Company Act of 1940).

2. The first sentence of the first paragraph under “Management Information” on page 47 of the SAI is deleted and replaced with the following:

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.”  Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.”

3. The following information is added to the table under the “Trustees and Officers of the Trust” section on page 47 of the SAI:

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia Micheaux Marshall3 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	117
Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies).  Chair and CEO of Versura, Inc. (data processing) since 1999.  Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.  Director of Public Welfare Foundation (non-profit foundation) since 2009.

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

Independent Trustees
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

4. The following replaces the first two sentences under “Board Leadership Structure” on page 54 of the SAI:

The Trustees approve financial arrangements and other agreements between the Funds, on the one hand, and NFA, the subadvisers, or other affiliated parties, on the other hand.

5. The following replaces the last sentence of the last paragraph under “Committees of the Board of Trustees” on page 56 of the SAI:

The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Ms. Jacobs (Chair), Mr. Karlawish and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Marshall, who is an interested person of the Trust, as defined in the 1940 Act.

6. The following is added to the table under “Ownership Shares of Nationwide Funds as of December 31, 2013” on page 56 of the SAI:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Trust	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Lydia Micheaux Marshall	None	None
Independent Trustees

7.           The following replaces the first paragraph under “Compensation of Trustees” on page 57 of the SAI:

The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust.  The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust from all funds in the Fund Complex, before reimbursement of expenses, for the fiscal year ended December 31, 2013. In addition, the table sets forth the total compensation paid to the Trustees from all funds in the Fund Complex for the twelve months ended December 31, 2013. Trust officers receive no compensation from the Trust in their capacity as officers.  The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust.  Accordingly, Ms. Marshall is not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.

8.           Effective March 18, 2014, Ms. Jennifer Tiffany Grinstead serves as Chief Marketing Officer of the Trust.  The following information is added to the table under “Officers of the Trust” on page 53 of the SAI:

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or longer)2
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014
Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.2  From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.2  From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.2

  1           Length of time served includes time served with the Trust’s predecessors.
  2           These positions are held with an affiliated person or principal underwriter of the Fund.

9.           The following information is added to the list of affiliates of the Trust and Nationwide Fund Distributors under “Distributor” on page 61 of the SAI:

Lydia Micheaux Marshall
Jennifer Tiffany Grinstead

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
NVIT CardinalSM Managed Growth Fund
NVIT CardinalSM Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Growth & Income Fund

Supplement dated June 11, 2014 to the
Statement of Additional Information dated April 30, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective June 10, 2014, Ms. Lydia Micheaux Marshall serves as a Trustee to the Nationwide Variable Insurance Trust (the “Trust”).  Ms. Marshall is considered an “interested person” of the Trust (as defined by the Investment Company Act of 1940).

2. The first sentence of the first paragraph under “Management Information” on page 47 of the SAI is deleted and replaced with the following:

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.”  Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.”

3. The following information is added to the table under the “Trustees and Officers of the Trust” section on page 47 of the SAI:

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia Micheaux Marshall3 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	117
Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies).  Chair and CEO of Versura, Inc. (data processing) since 1999.  Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.  Director of Public Welfare Foundation (non-profit foundation) since 2009.

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

Independent Trustees
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

4. The following replaces the first two sentences under “Board Leadership Structure” on page 53 of the SAI:

The Trustees approve financial arrangements and other agreements between the Funds, on the one hand, and NFA, the subadvisers, or other affiliated parties, on the other hand.

5. The following replaces the last sentence of the last paragraph under “Committees of the Board of Trustees” on page 55 of the SAI:

The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Ms. Jacobs (Chair), Mr. Karlawish and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Marshall, who is an interested person of the Trust, as defined in the 1940 Act.

6. The following is added to the table under “Ownership Shares of Nationwide Funds as of December 31, 2013” on page 55 of the SAI:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Trust	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Lydia Micheaux Marshall	None	None
Independent Trustees

7.           The following replaces the first paragraph under “Compensation of Trustees” on page 56 of the SAI:

The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust.  The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust from all funds in the Fund Complex, before reimbursement of expenses, for the fiscal year ended December 31, 2013. In addition, the table sets forth the total compensation paid to the Trustees from all funds in the Fund Complex for the twelve months ended December 31, 2013. Trust officers receive no compensation from the Trust in their capacity as officers.  The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust.  Accordingly, Ms. Marshall is not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.

8.           Effective March 18, 2014, Ms. Jennifer Tiffany Grinstead serves as Chief Marketing Officer of the Trust.  The following information is added to the table under “Officers of the Trust” on page 52 of the SAI:

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or longer)2
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014
Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.2  From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.2  From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.2

  1           Length of time served includes time served with the Trust’s predecessors.
  2           These positions are held with an affiliated person or principal underwriter of the Fund.

9.           The following information is added to the list of affiliates of the Trust and Nationwide Fund Distributors under “Distributor” on page 60 of the SAI:

Lydia Micheaux Marshall
Jennifer Tiffany Grinstead

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Growth Fund	NVIT Money Market Fund
American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager International Growth Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager International Value Fund
Invesco NVIT Comstock Value Fund	NVIT Multi-Manager Large Cap Growth Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Large Cap Value Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Mid Cap Growth Fund
NVIT Bond Index Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Core Plus Bond Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Developing Markets Fund	NVIT Multi-Manager Small Company Fund
NVIT Emerging Markets Fund	NVIT Multi Sector Bond Fund
NVIT Enhanced Income Fund	NVIT Nationwide Fund
NVIT Government Bond Fund	NVIT Real Estate Fund
NVIT International Equity Fund	NVIT S&P 500 Index Fund
NVIT International Index Fund	NVIT Short Term Bond Fund
NVIT Large Cap Growth Fund	NVIT Small Cap Index Fund
NVIT Mid Cap Index Fund	Templeton NVIT International Value Fund

Supplement dated June 11, 2014 to the
Statement of Additional Information dated April 30, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1. Effective June 10, 2014, Ms. Lydia Micheaux Marshall serves as a Trustee to the Nationwide Variable Insurance Trust (the “Trust”).  Ms. Marshall is considered an “interested person” of the Trust (as defined by the Investment Company Act of 1940).

2. The first sentence of the first paragraph under “Management Information” on page 59 of the SAI is deleted and replaced with the following:

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.”  Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.”

3. The following information is added to the table under the “Trustees and Officers of the Trust” section on page 59 of the SAI:

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years2	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia Micheaux Marshall3 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	117
Director of Nationwide Corporation since 2001, Nationwide Financial Services, Inc. since 1997, Nationwide Foundation since 2002, Nationwide Life Insurance Company since 2002, Nationwide Life and Annuity Insurance Company since 2002, Nationwide Mutual Fire Insurance Company since 2001, Nationwide Mutual Insurance Company since 2002, and Scottsdale Insurance Company since 2001 (all financial services and insurance companies).  Chair and CEO of Versura, Inc. (data processing) since 1999.  Director of Seagate Technology (hard disk drive and storage manufacturer) since 2004.  Director of Public Welfare Foundation (non-profit foundation) since 2009.

Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.

Independent Trustees
1	Length of time served includes time served with the Trust’s predecessors.
2
Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

3	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

4. The following replaces the first two sentences under “Board Leadership Structure” on page 66 of the SAI:

The Trustees approve financial arrangements and other agreements between the Funds, on the one hand, and NFA, the subadvisers, or other affiliated parties, on the other hand.

5. The following replaces the last sentence of the last paragraph under “Committees of the Board of Trustees” on page 68 of the SAI:

The Investment Committee met four times during the past fiscal year, and currently consists of the following Trustees: Ms. Cholmondeley, Ms. Jacobs (Chair), Mr. Karlawish and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act, and Ms. Marshall, who is an interested person of the Trust, as defined in the 1940 Act.

6. The following is added to the table under “Ownership Shares of Nationwide Funds as of December 31, 2013” on page 68 of the SAI:

Name of Trustee	Dollar Range of Equity Securities and/or Shares in the Trust	Aggregate Dollar Range of Equity Securities and/or Shares in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Lydia Micheaux Marshall	None	None
Independent Trustees

7.           The following replaces the first paragraph under “Compensation of Trustees” on page 69 of the SAI:

The Independent Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust.  The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust from all funds in the Fund Complex, before reimbursement of expenses, for the fiscal year ended December 31, 2013. In addition, the table sets forth the total compensation paid to the Trustees from all funds in the Fund Complex for the twelve months ended December 31, 2013. Trust officers receive no compensation from the Trust in their capacity as officers.  The Adviser or an affiliate of the Adviser pays the fees, if any, and expenses of any Trustees who are interested persons of the Trust.  Accordingly, Ms. Marshall is not compensated by the funds in the Fund Complex and, therefore, is not included in the Compensation Table below.

8.           Effective March 18, 2014, Ms. Jennifer Tiffany Grinstead serves as Chief Marketing Officer of the Trust.  The following information is added to the table under “Officers of the Trust” on page 65 of the SAI:

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served1	Principal Occupation(s) During Past 5 Years (or longer)2
Jennifer Tiffany Grinstead 1976	Chief Marketing Officer since March 2014
Ms. Grinstead is Vice President, Nationwide Funds Marketing for NFS.2  From April 2012 through April 2014, Ms. Grinstead was Assistant Vice President, Life Marketing for NFS.2  From January 2009 through April 2012, Ms. Grinstead was Assistant Vice President, Retirement Plan Marketing for NFS.2

  1           Length of time served includes time served with the Trust’s predecessors.
  2           These positions are held with an affiliated person or principal underwriter of the Fund.

9.           The following information is added to the list of affiliates of the Trust and Nationwide Fund Distributors under “Distributor” on page 83 of the SAI:

Lydia Micheaux Marshall
Jennifer Tiffany Grinstead

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE